Other non-financial liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Other Non-Financial Liabilities [Line Items]
Compensation-related liabilities	$ 6,897	$ 4,526
of which: financial advisor compensation plans	1,601	1,472
of which: other compensation plans	3,818	1,955
of which: net defined benefit liability	691	487
of which: other compensation-related liabilities	786	611
Current tax liabilities	1,536	932
Deferred tax liabilities	283	162
VAT, withholding tax and other tax payables	1,067	712
Deferred income	614	276
Liabilities of disposal group held for sale	1,212
Other	304	74
Total other non-financial liabilities	$ 11,911	$ 6,682